LVIP Macquarie Social Awareness Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.19%
Automobile Components–0.32%
BorgWarner, Inc.	60,059	$2,640,194
		2,640,194
Automobiles–0.99%
†Tesla, Inc.	18,472	8,214,868
		8,214,868
Banks–5.86%
East West Bancorp, Inc.	84,680	9,014,186
JPMorgan Chase & Co.	69,318	21,864,977
U.S. Bancorp	205,177	9,916,204
Webster Financial Corp.	133,374	7,927,751
		48,723,118
Beverages–0.79%
PepsiCo, Inc.	46,838	6,577,929
		6,577,929
Biotechnology–2.69%
†Insmed, Inc.	50,821	7,318,732
†Natera, Inc.	26,039	4,191,498
†Neurocrine Biosciences, Inc.	32,052	4,499,460
†Vertex Pharmaceuticals, Inc.	16,108	6,308,537
		22,318,227
Broadline Retail–3.78%
†Amazon.com, Inc.	143,182	31,438,472
		31,438,472
Building Products–1.56%
Carlisle Cos., Inc.	11,110	3,654,746
Trane Technologies PLC	22,093	9,322,362
		12,977,108
Capital Markets–2.68%
Blackrock, Inc.	7,975	9,297,813
Intercontinental Exchange, Inc.	43,743	7,369,821
Raymond James Financial, Inc.	32,523	5,613,470
		22,281,104
Chemicals–1.98%
Corteva, Inc.	69,574	4,705,290
DuPont de Nemours, Inc.	58,899	4,588,232
Linde PLC	15,010	7,129,750
		16,423,272
Commercial Services & Supplies–0.48%
Waste Management, Inc.	18,080	3,992,606
		3,992,606
Communications Equipment–0.87%
Cisco Systems, Inc.	106,139	7,262,030
		7,262,030
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–1.80%
Quanta Services, Inc.	36,193	$14,999,103
		14,999,103
Consumer Finance–0.54%
Ally Financial, Inc.	114,943	4,505,766
		4,505,766
Consumer Staples Distribution & Retail–1.04%
Casey's General Stores, Inc.	15,362	8,684,446
		8,684,446
Diversified Telecommunication Services–0.57%
AT&T, Inc.	166,282	4,695,804
		4,695,804
Electrical Equipment–1.66%
AMETEK, Inc.	19,305	3,629,340
Eaton Corp. PLC	16,975	6,352,894
Emerson Electric Co.	29,379	3,853,937
		13,836,171
Entertainment–2.14%
†Netflix, Inc.	9,671	11,594,755
Walt Disney Co.	54,419	6,230,976
		17,825,731
Financial Services–2.26%
Visa, Inc. Class A	54,949	18,758,490
		18,758,490
Ground Transportation–1.15%
CSX Corp.	185,216	6,577,020
Knight-Swift Transportation Holdings, Inc.	76,194	3,010,425
		9,587,445
Health Care Equipment & Supplies–2.20%
Abbott Laboratories	60,811	8,145,025
†Boston Scientific Corp.	37,067	3,618,851
†Edwards Lifesciences Corp.	49,967	3,885,934
†Lantheus Holdings, Inc.	50,879	2,609,584
		18,259,394
Health Care Providers & Services–0.88%
Cigna Group	25,248	7,277,736
		7,277,736
Health Care Technology–0.34%
†Veeva Systems, Inc. Class A	9,401	2,800,652
		2,800,652
Hotels, Restaurants & Leisure–1.57%
Aramark	95,275	3,658,560
LVIP Macquarie Social Awareness Fund–1

LVIP Macquarie Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	52,232	$4,418,827
Texas Roadhouse, Inc.	29,900	4,967,885
		13,045,272
Household Durables–0.55%
Toll Brothers, Inc.	32,830	4,535,136
		4,535,136
Industrial REITs–0.46%
First Industrial Realty Trust, Inc.	74,831	3,851,551
		3,851,551
Insurance–1.81%
Axis Capital Holdings Ltd.	83,692	8,017,694
Reinsurance Group of America, Inc.	36,416	6,996,606
		15,014,300
Interactive Media & Services–7.90%
Alphabet, Inc. Class A	164,989	40,108,826
Meta Platforms, Inc. Class A	34,783	25,543,939
		65,652,765
IT Services–1.03%
Accenture PLC Class A	23,042	5,682,157
†Snowflake, Inc. Class A	12,699	2,864,260
		8,546,417
Leisure Products–0.32%
†YETI Holdings, Inc.	80,497	2,670,890
		2,670,890
Life Sciences Tools & Services–1.24%
†Repligen Corp.	25,094	3,354,315
Thermo Fisher Scientific, Inc.	14,301	6,936,271
		10,290,586
Machinery–2.82%
Caterpillar, Inc.	16,186	7,723,150
Lincoln Electric Holdings, Inc.	20,843	4,915,405
Parker-Hannifin Corp.	14,288	10,832,447
		23,471,002
Media–0.52%
Comcast Corp. Class A	136,278	4,281,855
		4,281,855
Oil, Gas & Consumable Fuels–3.01%
ConocoPhillips	65,677	6,212,387
Diamondback Energy, Inc.	48,216	6,899,710
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Expand Energy Corp.	65,388	$6,946,821
Permian Resources Corp.	385,209	4,930,675
		24,989,593
Passenger Airlines–0.48%
Delta Air Lines, Inc.	70,222	3,985,098
		3,985,098
Pharmaceuticals–2.52%
Eli Lilly & Co.	18,533	14,140,679
Merck & Co., Inc.	81,351	6,827,789
		20,968,468
Real Estate Management & Development–0.51%
†Jones Lang LaSalle, Inc.	14,233	4,245,419
		4,245,419
Semiconductors & Semiconductor Equipment–12.57%
Broadcom, Inc.	94,185	31,072,573
NVIDIA Corp.	342,837	63,966,528
†ON Semiconductor Corp.	69,168	3,410,674
Texas Instruments, Inc.	32,619	5,993,089
		104,442,864
Software–14.12%
†Adobe, Inc.	8,247	2,909,129
†Crowdstrike Holdings, Inc. Class A	17,382	8,523,785
Intuit, Inc.	7,781	5,313,723
Microsoft Corp.	108,888	56,398,540
Oracle Corp.	34,005	9,563,566
†Palo Alto Networks, Inc.	28,296	5,761,632
†PTC, Inc.	19,246	3,907,323
Roper Technologies, Inc.	12,822	6,394,203
Salesforce, Inc.	25,851	6,126,687
†ServiceNow, Inc.	9,015	8,296,324
†Tyler Technologies, Inc.	7,883	4,124,070
		117,318,982
Specialized REITs–0.51%
American Tower Corp.	21,835	4,199,307
		4,199,307
Specialty Retail–3.04%
Dick's Sporting Goods, Inc.	22,785	5,063,283
Home Depot, Inc.	29,938	12,130,578
Tractor Supply Co.	141,651	8,055,692
		25,249,553
Technology Hardware, Storage & Peripherals–5.45%
Apple, Inc.	177,968	45,315,992
		45,315,992
LVIP Macquarie Social Awareness Fund–2

LVIP Macquarie Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.39%
NIKE, Inc. Class B	46,542	$3,245,374
		3,245,374
Trading Companies & Distributors–0.35%
FTAI Aviation Ltd.	17,534	2,925,723
		2,925,723
Water Utilities–0.44%
American Water Works Co., Inc.	26,354	3,668,213
		3,668,213
Total Common Stock (Cost $274,676,050)		815,994,026

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.84%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	15,325,553	$15,325,553
Total Money Market Fund (Cost $15,325,553)		15,325,553

TOTAL INVESTMENTS–100.03% (Cost $290,001,603)	831,319,579
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(265,673)
NET ASSETS APPLICABLE TO 15,132,055 SHARES OUTSTANDING–100.00%	$831,053,906

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Macquarie Social Awareness Fund–3